SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company and its consolidated subsidiaries (collectively referred to “the Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. The consolidated balance sheet as of December 31, 2025 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated balance sheet of the Group as of December 31, 2025, and the related consolidated statements of comprehensive loss, changes in shareholders’ deficit and cash flows for the year then ended.

In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2026, the results of operations and cash flows for the six months ended June 30, 2026, have been made.

These unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists. The Company has incurred losses since its inception. As of June 30, 2026, the Company had an accumulated deficit of US$3,308,860 and net current liabilities exceeded current assets in the amount of US$1,709,672. In addition, the Company recorded net cash used in operating activities in the amount of US$53,728 for the six months ended June 30, 2026.

Historically, the Group had relied principally on proceeds from the issuance of redeemable convertible preferred shares, exchangeable notes, convertible notes and related party borrowings to finance its operations and business expansion. The Group will require additional liquidity to continue its operations over the next twelve months. The Group is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, i) restructuring of operations to grow revenues and accelerating pace of collections of receivables, ii) reducing discretionary capital and operating expenses, iii) obtaining additional loans from banks or related parties and renewal of existing loans when they are due, and iv) exploring opportunities for further equity financing. However, given the impact of the uncertainty of global economic and financial markets, the Group may be unable to access further debt or equity financing when needed. As such, there can be no assurance that the Group will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The unaudited condensed consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

(b)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported revenues and expenses during the reported period in the unaudited condensed consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements include, but not limited to, standalone selling price of each distinct performance obligation in revenue recognition, lower of cost and net realizable value of inventories, provision of credit losses of financial assets, useful lives and recoverability of property, equipment and software, recoverability of right-of-use assets and intangible assets with indefinite useful lives, valuation allowance of deferred tax assets, determination of incremental borrowing rates for leases, estimated product warranties reserve, and fair value determination of i) exchangeable notes; ii) convertible notes; iii) warrant liabilities; iv) put option liabilities; and v) share-based compensation arrangements. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances. Actual results could differ from those estimates.

(c)	Warranties

The following table shows the movements of product warranty reserve:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Accrued warranty at the beginning of the period	32,278	24,048
Additions	8,089	5,244
Utilization	(8,279)	(6,034)
Foreign currency translation adjustment	1,351	1,315
Accrued warranty at the end of the period	33,439	24,573
Including:
- Current portion	5,030	4,207
- Non-current portion	28,409	20,366

(d)	Disposal of subsidiaries

On June 16, 2026, the Group disposed of a 73% equity interest in Hangzhou Lightning Speed Technology Co., Ltd. (“Lightning Speed”) and its subsidiaries to Zhejiang Vast Energy Technology Co., Ltd., a related party ultimately controlled by Mr. Li Shufu (the “Controlling Shareholder”), at nominal consideration. The transaction was accounted for as a common control transaction, and the difference between the book value of the disposed subsidiaries and nominal consideration, US$92,003, was recorded in additional paid-in capital.

On June 30, 2026, one of the Group’s subsidiaries, Hangzhou Kingway Technology Co., Ltd. (“Kingway”), amended certain terms in the Articles of Association. As a result, the Group ceased to exercise control over Kingway, and Kingway became a joint venture of the Group. Consequently, the Group accounted for the remaining long-term investment using equity method and measured at fair value of US$12,239 initially. The Group recorded a total of US$90,227 investment gain in additional paid-in capital as it was a common control transaction, out of which US$6,660 was attributed to a remeasurement gain.

(e)	Long-term investments

The Group’s long-term investments mainly include equity investments.

The Group applies the equity method to account for equity interests in investees over which the Group has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee’s net income or loss into earnings after the date of investment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. There was no equity method goodwill recognized. No impairment charge of equity method investments was recognized for the six months ended June 30, 2026 and 2025.

Equity securities with readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured at fair value, with changes in fair value reported through earnings.

Equity securities without readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

Long-term investments consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Investment securities – related party (note 24(vi))	1,358	1,811
Equity method investments (note 24(v))	20,234	10,625
Equity security without readily determinable fair values using the measurement alternative – related party	36,706	35,568
Total	58,298	48,004

(f)	Concentration and Risk

Concentration of customers and suppliers

The Group’s accounts receivables – related parties are mainly due from Zhejiang Geely Holding Group (“Geely Holding”) and its subsidiaries (collectively as “Geely Group”), representing 99.66% and 96.2% and 78.67%of the Group’s accounts receivable — related parties as of June 30, 2026 and December 31, 2025, respectively. During the the six months ended June 30, 2026 and 2025, Geely Group contributed US$11,297 and US$17,854 of the Group’s total revenues, respectively.

No third-party customer contributed more than 10.0% of the Group’s total revenues for the six months ended June 30, 2026 and 2025.

Accounts receivable balances with greater than 10.0% the Group’s accounts receivable balances as of June 30, 2026 and December 31, 2025 were as follows.

	As of June 30,	As of December 31,
	2026	2025

	proportion of total accounts receivable balance
Geely Group	65.9%	72.7%

Suppliers contributed more than 10.0% of total purchases for the six months ended June 30, 2026 and 2025 are as below.

	Six Months Ended June 30,
	2026	2025

	proportion of total costs and expenses
Geely Group	82.8%	48.8%

Payable balances with greater than 10.0% the Group’s amounts due to suppliers as of June 30, 2026 and December 31, 2025 were as follows:

	As of June 30,	As of December 31,
	2026	2025

	proportion of total payables balance
Geely Group	76.7%	67.5%

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, accounts receivable, loan receivables, and other receivables included in prepayments and other current assets.

Substantial all of the Group’s cash at bank is held by third-party financial institutions located in Chinese mainland and European countries. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. If the financial institutions could become insolvent, the Company could lose some or all of the value of cash.

Accounts receivables are primarily derived from revenue earned from sales of sports cars and EV lifestyle models, and automotive design and development services. Accounts receivable, loans receivables and other receivables included in prepayments and other current assets are unsecured. The risk is mitigated by credit evaluations performed on them.

(g)	Segment Reporting

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer and management personnel do not segregate the Group’s business by product or service. Management has determined that the Group has one operating segment. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. The CODM evaluates performance for its single reportable segment based on total revenues and gross profit, which are the same as those presented on the consolidated statements of comprehensive loss.